UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22169

Dreyfus Institutional Reserves Funds

(Exact name of registrant as specified in charter) c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166

(Address of principal executive offices) (Zip code) Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000 Date of fiscal year end: 12/31 Date of reporting period: July 1, 2008-June 30, 2009

Item 1. Proxy Voting Record

Dreyfus Institutional Reserves Funds -Dreyfus Institutional Reserves Treasury Prime Fund -Dreyfus Institutional Reserves Treasury Fund -Dreyfus Institutional Reserves Money Fund

The Funds did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Dreyfus Institutional Reserves Funds
-Dreyfus Institutional Reserves Government Fund
The Fund liquidated on March 27, 2009. The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 14, 2009